Intangible Assets Deemed to Have Indefinite Life and Not Being Amortized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 24,035	$ 23,840
Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,470	21,275
Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Aggregates Business
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,470	21,275
Aggregates Business | Use Rights
Other Intangible Assets [Line Items]
Indefinite life intangible assets	21,470	21,275
Specialty Products
Other Intangible Assets [Line Items]
Indefinite life intangible assets	2,565	2,565
Specialty Products | Trade Name
Other Intangible Assets [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565